Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0000839923
Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES